Shareholder Equity (Details Narrative)	Dec. 31, 2024 $ / shares shares
Preferred stock, authorized	50
Preferred Stock, par value | $ / shares	$ 0.0001
Preferred stock, issued	0
Preferred stock, outstanding	0
Preferred Shares
Preferred stock, authorized	10,000,000
Preferred Stock, par value | $ / shares	$ 0.0001
Preferred stock, issued	0
Preferred stock, outstanding	0
Class A Ordinary shares
Common stock, par value | $ / shares	$ 0.0001
Common stock, authorized	50,000,000
Common stock, issued	0
Common stock, outstanding	0
Class B Ordinary shares
Common stock, par value | $ / shares	$ 0.0001
Common stock, authorized	450,000,000
Common stock, issued	100
Common stock, outstanding	100